Lease (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Lease liabilities
Current	¥ 28,278,000	¥ 35,868,000		¥ 36,266,000
Non-current	105,754,000	178,983,000		165,615,000
Lease liabilities	134,032,000	214,851,000		¥ 201,881,000
Amounts recognised in the statement of comprehensive income:
Interest expense (included in finance costs) (Note 8)	12,844,000	16,693,000	¥ 12,767,000
Expense relating to short-term leases (included in cost of goods sold and administrative expenses)	15,836,000	4,860,000	¥ 8,986,000
Total cash outflow for leases	¥ 50,575,000	¥ 59,646,000